SPECIAL EQUITIES FUND
================================================================================
11 Hanover Square, New York, NY 10005
1-888-503-FUND for Investment Information
1-888-503-VOICE for Shareholder Services www.mutualfunds.net

                                                                 August 15, 1997

Fellow Shareholders:

      As noted in the December 31, 1996 Annual Report, investment decisions for the Fund have since February 20, 1997 been made by the Investment Policy Committee of Bull & Bear Advisers, Inc., the Fund's Investment Manager. In the first quarter of 1997, the Fund had a negative total return of -13.63%, compared to the Lipper Capital Appreciation Funds Index which had a negative total return of -3.26%. In the second quarter, however, we are pleased to report that the Fund had steadily improving results, with a positive total return of +16.39% versus only +13.87% for the Lipper Index. In addition, the Fund's improvement is reflected in statistics from Lipper Analytical Services, Inc., which show the Fund's ranking in its category steadily rising from the quarter ended March 31, 1997 to the quarter ended June 30, 1997, and again through the three months ended July 31, 1997. We are very encouraged by what has been achieved thus far, and we hope to be able to continue to reward our shareholders in the future by maintaining the disciplined investment approach responsible for these gratifying results.

                               Review and Outlook

      The first half of 1997 benefitted from a "Goldilocks" economy -- not too hot and not too cold -- with moderate inflation, rising corporate earnings, a steady string of new highs in almost all stock market indices and, despite the 0.25% hike in interest rates by the Federal Reserve in March, a period of relatively low and generally stable interest rates. In addition, individual and institutional investors continued both directly and indirectly to invest substantial amounts of new money in the stock markets.

      Interest rates rose in the first quarter, reflecting concerns about the inflationary impact of strong economic growth and tight labor markets. The first

--------------------------------------------------------------------------------

                              Special Equities Fund

                Results of an initial investment of $10,000 with
             subsequent investments of $100 a month from inception,
                 3/20/86, through 6/30/97 with all distributions
              reinvested. Investments for the period total $23,500.

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
quarter's 5.9% increase in economic activity was the fastest rate of expansion since 1983, and the unemployment rate fell to 4.8%, a level not seen since 1973. And prior to increasing short term rates by 0.25% in March, ending one of the longest periods of unchanged rates in recent history, Federal Reserve Chairman Alan Greenspan expressed his concern regarding potentially inflationary economic scenarios in his semi-annual "Humphrey-Hawkins" testimony before Congress. Yields on 30 year Treasury securities, which started the year at 6 5/8%, rose to over 7 1/8% by early April. Following encouraging monthly data releases in the second quarter regarding inflation and the slowing pace of the economy, yields on 30 year Treasuries fell to as low as 6 1/2%.

      Looking ahead, we believe that over the balance of the year and into 1998, inflation will remain in check and the economy will experience generally moderate levels of growth. With the combination of this favorable economic background and our disciplined approach to selecting investments, we expect the Fund will continue to provide improving results for its shareholders.

      To take advantage of this, we recommend building your account on a regular basis, which can be done safely, automatically and conveniently through the Bull & Bear Bank Transfer Plan, the Bull & Bear Salary Investing Plan, and/or the Bull & Bear Government Direct Deposit Plan. For information on any of these free services, simply give us a call and we will be very pleased to help you get started.

      If you have any questions or would like information on any of the Bull & Bear Funds, the Bull & Bear No-Fee IRA(R) or opening a discount brokerage account at Bull & Bear Securities, as described on page 3, we would be pleased to hear from you. Just call toll-free at 1-888-503-FUND (1-888-503-3863), and an Investor Service Representative will be glad to assist you, as always, with no obligation on your part.

                                   Sincerely,


            /s/ Robert D. Anderson                    /s/ Thomas B. Winmill

            Robert D. Anderson                        Thomas B. Winmill
            Vice Chairman                             President

Bull & Bear_____________________________________________________________________
Performance Driven (R)

================================================================================
MUTUAL FUNDS

o    Bull & Bear                        A high quality money market fund
     Dollar Reserves                    investing in U.S. Government securities.
                                        Income is generally free from state
                                        income and intangible personal property
                                        taxes. Free, unlimited check writing
                                        with only a $250 minimum per check.
--------------------------------------------------------------------------------
o    Bull & Bear                        Seeks long term capital appreciation in
     Gold Investors                     investments with the potential to
                                        provide a hedge against inflation and
                                        preserve the purchasing power of the
                                        dollar.
--------------------------------------------------------------------------------
o    Bull & Bear                        Invests aggressively for maximum capital
     Special Equities Fund              appreciation.
--------------------------------------------------------------------------------
o    Bull & Bear                        Invests worldwide for the highest
     U.S. and Overseas Fund             possible total return.
--------------------------------------------------------------------------------
Call toll-free 1-888-503-FUND (1-888-503-3863) for a prospectus containing more complete information, including charges and expenses. Please read it carefully before you invest.
================================================================================

CLOSED-END INVESTMENT COMPANIES LISTED ON THE AMERICAN STOCK EXCHANGE

o    Bull & Bear                        Investing for a high level of income
     Global Income Fund                 from a global portfolio of primarily
                                        investment grade fixed income
                                        securities.

o    Bull & Bear                        Investing for the highest possible
     Municipal Income Fund              income exempt from Federal income tax
                                        that is consistent with preservation of
                                        principal.

o    Bull & Bear                        Investing for a high level of current
     U.S. Government                    income, liquidity, and safety of
     Securities Fund                    principal.

================================================================================

DISCOUNT BROKERAGE SERVICES

o    Bull & Bear                        Bull & Bear Securities is committed to
     Securities, Inc.                   providing investors with major
                                        commission savings, free investment
                                        ideas and services, free cash management services with no minimum for check writing, and American Airlines(R)
                                        AAdvantage(R) miles for many of your
                                        investing activities. And now you can
                                        take advantage of Bull & Bear
                                        Securities' web trading flat commission
                                        rate of $19.95 per trade at
                                        www.ebullbear.com on the first 1,000
                                        shares, plus 2(cents) per share on each
                                        share over 1,000 shares, and earn 200
                                        AAdvantage(R) miles every time you
                                        trade!

                                        Call toll-free 1-800-BULL-BEAR
                                        (1-800-285-5232).
--------------------------------------------------------------------------------
Total Return Performance. For periods ended 6/30/97, Bull & Bear Special Equities Fund's total return for one year was a negative 5.79%, average annual total return for the past five years was 12.02%, for the past ten years was 7.79%, and since inception, 3/20/86, was 9.95%. Past performance does not guarantee future results. Investment return will fluctuate, so shares when redeemed may be worth more or less than their cost. Dollar cost averaging does not assure a profit or protect against loss in a declining market, and investors should consider their ability to make purchases when prices are low.

                     BULL & BEAR SPECIAL EQUITIES FUND, INC.
          Schedule of Portfolio Investments - June 30, 1997 (Unaudited)

Shares                                                           Market Value
------                                                           ------------
        COMMON STOCKS  AND WARRANTS (100%)
        Abrasive Asbestos and Misc. Nonmetalic Mineral
        Products (3.1%)
15,000  Minnesota Mining and Manufacturing Company............... $ 1,530,000
                                                                  -----------
        Ball and Roller Bearings (1.1%)
18,750  Gardner Denver Machinery, Inc.*..........................     557,812
                                                                  -----------
        Biological Products (1.7%)
13,900  Amgen, Inc.*.............................................     807,938
                                                                  -----------
        Bottled and Canned Soft Drinks Carbonated Waters (0.9%)
39,500  National Beverage Corporation*...........................     414,750
                                                                  -----------
        Carpets and Rugs (0.8%)
18,400  Interface, Inc. Class A..................................     407,100
                                                                  -----------
        Chemical Products (0.1%)
 1,400  Macdermid, Inc...........................................      64,225
                                                                  -----------
        Commercial Banks (6.6%)
15,000  Banco de Santander.......................................     464,063
 5,900  Banco Bilbao Vizcaya.....................................     477,162
11,600  Banco Ganadero...........................................     417,600
13,500  J.P. Morgan and Company..................................   1,409,063
 9,800  Royal Bank of Canada.....................................     444,675
                                                                  -----------
                                                                    3,212,563
                                                                  -----------
        Computer Communications Equipment (2.2%)
15,800  Cisco Systems, Inc.*.....................................   1,060,575
                                                                  -----------
        Computer Peripheral Equipment (0.9%)
18,400  Pomeroy Computer Resources, Inc.*........................     455,400
                                                                  -----------
        Computer Programming Services (1.4%)
18,000  Computer Task Group, Inc.................................     670,500
                                                                  -----------
        Converted Paper and Paperboard Products (1.4%)
23,850  Mail-Well, Inc.*.........................................     679,725
                                                                  -----------
        Dairy Products (1.1%)
18,800  Morningstar Group, Inc.*.................................     552,250
                                                                  -----------
        Death Care (1.0%)
10,000  Hillenbrand Industries, Inc..............................     475,000
                                                                  -----------
        Drawing and Insulating Nonferrous Wire (0.9%)
16,000  AFC Cable Systems, Inc.*.................................     432,000
                                                                  -----------
        Drilling Oil and Gas Wells (1.0%)
27,000  Key Energy Group, Inc.*..................................     480,938
                                                                  -----------

                 See accompanying notes to financial statements.

Shares                                                           Market Value
------                                                           ------------
        Drug Stores and Propriety Stores (0.8%)
19,000  Genovese Drug Stores, Inc................................ $   374,062
                                                                  -----------
        Eating Places (1.3%)
20,200  CKERestaurants, Inc......................................     638,825
                                                                  -----------
        Electric Lighting and Wiring Equipment (1.0%)
19,800  Chicago Miniature Lamp, Inc.*............................     492,525
                                                                  -----------
        Electronic Computers (4.9%)
11,300  Dell Computer Corporation*...............................   1,327,044
27,800  Sun Microsystems, Inc.*..................................   1,034,680
                                                                  -----------
                                                                    2,361,724
                                                                  -----------
        Electronic Parts and Equipment (1.0%)
14,500  Bright Point, Inc.*......................................     472,156
                                                                  -----------
        Family Clothing Store (1.0%)
17,600  Goodys Family Clothing, Inc.*............................     481,800
                                                                  -----------
        Food and Tobacco Products (3.1%)
34,500  Philip Morris Companies, Inc.............................   1,530,938
                                                                  -----------
        General Medical and Surgical Hospitals (1.1%)
14,400  Quorum Health Group, Inc.*...............................     514,800
                                                                  -----------
        Grocery Stores (0.8%)
 8,800  Safeway, Inc.*...........................................     405,900
                                                                  -----------
        Help Supply Services (0.9%)
 9,100  Volt Information Sciences, Inc...........................     459,550
                                                                  -----------
        Hospital and Medical Service Plans (0.9%)
12,500  United Wisconsin Services, Inc...........................     421,094
                                                                  -----------
        Hotels and Motels (0.9%)
19,600  La Quinta Inns, Inc.*....................................     428,750
                                                                  -----------
        Life Insurance (0.9%)
11,424  Delphi Financial Group, Inc.*............................     439,824
                                                                  -----------
        Metal Forgings and Stampings (1.0%)
10,900  Tower Automotive, Inc.*..................................     468,700
                                                                  -----------
        Miscellaneous Amusement and Recreation (1.3%)
13,300  Anchor Gaming*...........................................     635,075
                                                                  -----------
        Miscellaneous Shopping Goods Stores (1.1%)
19,000  Fabri-Centers of America, Inc.*..........................     517,750
                                                                  -----------

                 See accompanying notes to financial statements.

Shares                                                           Market Value
------                                                           ------------
        Motor Vehicles and Passenger Car Bodies (2.9%)
25,000  General Motors Corporation...............................  $1,392,188
                                                                  -----------
        Motor Vehicle Parts and Accesories (0.9%)
22,500  Excel Industries, Inc....................................     438,750
                                                                  -----------
        Office Furniture (0.9%)
12,300  Miller (Herman), Inc.....................................     442,800
                                                                  -----------
        Paper Mills (3.2%)
32,000  International Paper Company..............................   1,554,000
                                                                  -----------
        Petroleum Refining (6.7%)
27,000  Exxon Corporation........................................   1,660,500
21,500  Chevron Corporation......................................   1,589,656
                                                                  -----------
                                                                    3,250,156
                                                                  -----------
        Plastic Mail, Synthetic Resin/Rubber, Cellulose (3.3%)
25,600  duPont (E.I.) de Nemours & Company.......................   1,609,600
                                                                  -----------
        Prepackaged Software (4.2%)
 8,300  Microsoft Corporation*...................................   1,048,912
20,200  Oracle Corporation.......................................   1,017,575
                                                                  -----------
                                                                    2,066,487
                                                                  -----------
        Printed Circuit Boards (2.6%)
 6,600  Jabil Circuit, Inc.*.....................................     553,575
12,400  Plexus Corporation*......................................     692,075
                                                                  -----------
                                                                    1,245,650
                                                                  -----------
        Radio and TV Broadcasting and Communications
        Equipment (0.9%)
 6,100  Nokia Corporation........................................     449,875
                                                                  -----------
        Real Estate Investment Trusts (1.0%)
18,500  Walden Residential Properties, Inc.......................     474,063
                                                                  -----------
        Refrigeration Equipment (1.1%)
20,100  Chart Industries, Inc....................................     550,237
                                                                  -----------
        Savings Institiutions, Not Federally Chartered (0.9%)
18,600  First Republic Bancorp, Inc.*............................     432,450
                                                                  -----------
        Secondary Smelting and Refining of Nonferrous
        Metals (0.8%)
21,800  IMCO Recycling, Inc......................................     411,475
                                                                  -----------
        Security Brokers, Dealers and Flotation Companies (0.9%)
15,700  Raymond James Financial, Inc.............................     429,787
                                                                  -----------
        Semiconductors and Related Devices (1.6%)
 5,500  Intel Corporation........................................     779,969
                                                                  -----------
        Special Industry Machinery (2.2%)
15,400  Applied Materials, Inc.*.................................   1,090,512
                                                                  -----------

                 See accompanying notes to financial statements.

Shares                                                           Market Value
------                                                           ------------
        Specialty Outpatient Facilities (1.4%)
39,500  American Oncology Resources, Inc.*....................... $   666,562
                                                                  -----------
        Steel Pipe and Tubes (2.7%)
17,600  Lone Star Technologies, Inc.*............................     503,800
21,600  Maverick Tube Corporation*...............................     810,000
                                                                  -----------
                                                                    1,313,800
                                                                  -----------
        Telephone Communications (6.6%)
36,000  A T & T Corporation......................................   1,262,250
22,000  MCI Communications Corporation...........................     842,186
35,000  Worldcom, Inc.*..........................................   1,120,000
                                                                  -----------
                                                                    3,224,436
                                                                  -----------
        Tires and Innertubes (3.3%)
25,000  Goodyear Tire & Rubber Company...........................   1,582,813
                                                                  -----------
        Variety Stores (1.9%)
15,300  Family Dollar Stores, Inc................................     416,925
24,600  Tuesday Morning Corporation*.............................     495,075
                                                                  -----------
                                                                      912,000
                                                                  -----------
        Water Transportation (1.0%)
12,000  Carnival Corporation.....................................     495,000
                                                                  -----------
        Womens Clothing (0.9%)
27,400  Paul Harris Stores, Inc.*................................     458,950
                                                                  -----------
        Women's, Misses', and Juniors' Outerwear (0.9%)
16,400  Kellwood Company.........................................     455,100
                                                                  -----------
        Wood Household Furniture (1.0%)
 9,000  Ethan Allen Manufacturing Corporation....................     513,000
                                                                  -----------
             Total Investments (cost: $42,424,060) (100%)........ $48,683,909
                                                                  ===========

----------
* Indicates non-income producing security.

                 See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)

ASSETS:
  Investments at market value
   (cost: $42,424,060) (note 1) ............  $ 48,683,909
  Receivables:
   Dividends ...............................        81,509
   Fund shares sold ........................           585
  Other assets .............................         5,625
                                              ------------
      Total assets .........................    48,771,628
                                              ------------
LIABILITIES:
 Payables:
   Demand note payable to bank (note 5) ....     2,816,287
   Fund shares redeemed ....................        56,915
 Accrued expenses ..........................        63,183
 Accrued management and
   distribution fees .......................        36,716
                                              ------------
      Total liabilities ....................     2,973,101
                                              ------------
 NET ASSETS: (applicable to 1,984,089
  outstanding shares: 500,000,000 shares
  of $.01 par value authorized) ............  $ 45,798,527
                                              ============
 NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($45,798,527 / 1,984,089) ................        $23.08
                                                    ======
At June 30, 1997, net assets consisted of:
  Paid-in capital ..........................    42,434,427
  Accumulated deficit in net investment
   income ..................................      (369,944)
  Accumulated net realized loss on
   investments .............................    (2,525,805)
  Net unrealized appreciation on investments     6,259,849
                                              ------------
                                              $ 45,798,527
                                              ============

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997 (Unaudited)

INVESTMENT INCOME:
  Dividends .............................  $   222,478
  Interest ..............................       63,424
                                           -----------
     Total investment income ............      285,902
                                           -----------
EXPENSES:
  Distribution (note 3) .................      223,760
  Investment management (note 3) ........      192,615
  Interest (note 5) .....................       82,767
  Transfer agent ........................       36,649
  Custodian .............................       32,728
  Shareholder administration (note 3) ...       28,808
  Professional (note 3) .................       27,168
  Registration (note 3) .................       13,090
  Printing ..............................        7,924
  Directors .............................        4,214
  Other .................................        6,123
                                           -----------
     Total expenses .....................      655,846
                                           -----------
     Net investment loss ................     (369,944)
                                           -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized loss from security
   transactions .........................   (2,485,302)
  Unrealized appreciation of investments
   during the period ....................    2,947,313
                                           -----------
     Net realized and unrealized gain on
      investments .......................      462,011
                                           -----------
     Net increase in net assets resulting
      from operations ...................  $    92,067
                                           ===========

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1997 (Unaudited) and the Year Ended December 31, 1996

                                                                             June 30      December 31,
                                                                               1997           1996
                                                                           ------------   ------------
OPERATIONS:
  Net investment loss ...................................................  $   (369,944)  $ (1,539,055)
  Net realized gain (loss) from security transactions ...................    (2,485,302)     6,803,639
  Unrealized appreciation (depreciation) of investments during the period     2,947,313     (4,862,889)
                                                                           ------------   ------------
   Net increase in net assets resulting from operations .................        92,067        401,695
DISTRIBUTIONS TO SHAREHOLDERS:
   Distribution from net realized gains ($2.72 per share in 1996) .......            --     (5,342,284)
CAPITAL SHARE TRANSACTIONS:
  Decrease in net assets resulting from capital share transactions (a) ..    (4,133,459)    (1,559,043)
                                                                           ------------   ------------
   Total decrease in net assets .........................................    (4,041,392)    (6,499,632)
NET ASSETS:
  Beginning of period ...................................................    49,839,919     56,339,551
                                                                           ------------   ------------
  End of period (including accumulated deficit in net
    investment income of $369,944 in 1997) ..............................  $ 45,798,527   $ 49,839,919
                                                                           ============   ============

----------
(a) Transactions in capital shares were as follows:

                                                    June 30, 1997            December 31, 1996
                                                ----------------------   -----------------------
                                                 Shares        Value      Shares        Value
                                                --------   -----------   --------   ------------
Shares sold ..................................    87,342   $ 1,951,743    564,667   $ 14,997,930
Shares issued in reinvestment of distributions        --            --    216,965      4,957,636
Shares redeemed ..............................  (274,323)   (6,085,202)  (826,992)   (21,514,609)
                                                --------   -----------   --------   ------------
Net decrease .................................  (186,981)  $(4,133,459)   (45,360)  $ (1,559,043)
                                                ========   ===========   ========   ============

                 See accompanying notes to financial statements.

                          Notes to Financial Statements
                                   (Unaudited)

(1) The Fund is a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is capital appreciation. The Fund seeks capital appreciation by investing aggressively as set forth in the prospectus, depending on the assessment of economic and market factors, in equity securities, warrants, convertible securities and debt instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. With respect to security valuation, securities traded on a national securities exchange and securities traded on the Nasdaq National Market System ("NMS") are valued at the last reported sales price on the day the valuations are made. Such securities that are not traded on a particular day and securities traded in the over-the-counter market that are not on NMS are valued at the mean between the current bid and asked prices. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Securities denominated in foreign currencies are translated into U.S. dollars at prevailing exchange rates. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Futures contracts are marked to market daily and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its taxable investment income and net capital gains, if any, after utilization of any capital loss carryforward, to its shareholders and therefore no Federal income tax provision is required. Based on Federal income tax cost of $42,424,060, gross unrealized appreciation and gross unrealized depreciation were $6,728,239 and $468,390, respectively at June 30, 1997. Distributions paid to shareholders during the year ended December 31, 1996 differ from net realized gains from security transactions as determined for financial reporting purposes principally as a result of utilization of capital loss carryforwards and net operating losses to offset short-term capital gains.

(3) The Fund retains Bull & Bear Advisers, Inc. as its Investment Manager. Under the Investment Management Agreement, the Investment Manager receives a management fee, payable monthly, based on the average daily net assets of the Fund at the annual rate of 1% on the first $10 million, 7/8 of 1% from $10 million to $30 million, 3/4 of 1% from $30 million to $150 million, 5/8 of 1% from $150 million to $500 million, and 1/2 of 1% over $500 million. The Investment Manager has agreed to waive all or part of its fee or reimburse the Fund monthly if and to the extent the aggregate operating expenses of the Fund exceed the most restrictive limit imposed by any state in which shares of the Fund are qualified for sale, although currently the Fund is not subject to any such limits. Certain officers and directors of the Fund are officers and directors of the Investment Manager and Investor Service Center, Inc., the Fund's Distributor. For the six months ended June 30, 1997, the Fund paid $94,080 to Bull & Bear Securities, Inc., an affiliate of the Investment Manager as commissions for brokerage services. The Fund reimbursed the Investment Manager $9,237 for providing certain administrative and accounting services at cost for the six months ended June 30, 1997.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Pursuant to the Plan, the Fund pays the Distributor a distribution fee in an amount of three-quarters of one percent per annum of the Fund's average daily net assets and a service fee in an amount of one-quarter of one percent per annum of the Fund's average daily net assets. The fee for service activities is intended to cover personal services provided to shareholders in the Fund and the maintenance of shareholder accounts. The fee for distribution activities is to cover all other activities and expenses primarily intended to result in the sale of the Fund's shares. Investor Service Center also received $28,808 for shareholder administration services which it provided to the Fund at cost for the six months ended June 30, 1997.

(4) Purchases and proceeds of sales of securities other than short term notes aggregated $75,616,696 and $89,909,096, respectively.

(5) The Fund has a committed bank line of credit. At June 30, 1997, the balance outstanding was $2,816,287 and the interest rate was equal to the Federal Reserve Funds Rate plus 1.75 percentage points. For the six months ended June 30, 1997, the weighted average interest rate was 7.13% based on the balances outstanding during the period and the weighted average amount outstanding was $2,249,064. Included in interest expense is $1,714 for commitment fees related to this line of credit.

                                   ----------

                              FINANCIAL HIGHLIGHTS

                                                     Six Months Ended                Years Ended December 31,
                                                       June 30, 1997    ----------------------------------------------------
                                                        (Unaudited)       1996       1995       1994       1993       1992
                                                     ----------------   -------    -------    -------    -------    --------
PER SHARE DATA*
Net asset value at beginning of period ..................  $ 22.96      $ 25.42    $ 19.11    $ 23.13    $ 24.88    $ 19.38
                                                           -------      -------    -------    -------    -------    -------
Income from investment operations:
  Net investment loss ...................................     (.18)        (.73)      (.81)      (.55)      (.76)      (.58)
  Net realized and unrealized gain (loss) on investments:      .30          .99       8.51      (3.28)      4.65       6.08
                                                           -------      -------    -------    -------    -------    -------
    Total from investment operations ....................      .12          .26       7.70      (3.83)      3.89       5.50
                                                           -------      -------    -------    -------    -------    -------
Less distributions:
  Distributions from net realized gains on investments ..       --        (2.72)     (1.39)      (.19)     (5.64)        --
                                                           -------      -------    -------    -------    -------    -------
  Net increase (decrease) in net asset value ............      .12        (2.46)      6.31      (4.02)     (1.75)      5.50
                                                           =======      =======    =======    =======    =======    =======
Net asset value at end of period ........................  $ 23.08      $ 22.96    $ 25.42    $ 19.11    $ 23.13    $ 24.88
                                                           =======      =======    =======    =======    =======    =======
TOTAL RETURN ............................................      0.5%         1.0%      40.5%     (16.5)%     16.4%      28.4%
                                                           =======      =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted) .............  $45,799      $49,840    $56,340    $45,614    $73,957    $68,314
                                                           =======      =======    =======    =======    =======    =======
Ratio of expenses to average net assets (a) .............     2.57%**      2.45%      2.88%      2.92%      2.74%      3.07%
                                                           =======      =======    =======    =======    =======    =======
Ratio of net investment loss to average net assets ......     1.29%**      2.81%      2.70%      2.43%      2.73%      2.78%
                                                           =======      =======    =======    =======    =======    =======
Portfolio turnover rate .................................      170%         311%       319%       309%       256%       261%
                                                           =======      =======    =======    =======    =======    =======
Average commission per share ............................  $ .0444      $ .0714
                                                           =======      =======

* Per share net investment loss and net realized and unrealized gain (loss) on investments have been computed using the average number of shares outstanding. These computations had no effect on net asset value per share.
**    Annualized
(a) Ratio including interest expense were 2.93%, 2.92% and 3.67% for the six months ended June 30, 1997 and for the years ended December 31, 1996 and 1995, respectively.

SPECIAL
EQUITIES
FUND
================================================================================

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--------------------------------------------------------------------------------



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This report and the financial statements contained herein are submitted for the
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or accompanied by an effective Prospectus.




SPECIAL
EQUITIES
FUND
================================================================================

Invests Aggressively
for Maximum Capital
Appreciation





--------------------------------------------------------------------------------
Semi-Annual Report
June 30, 1997



BULL & BEAR_____________________________________________________________________
Performance Driven(R)